Average Annual Total Returns	12 Months Ended	60 Months Ended	63 Months Ended		118 Months Ended		120 Months Ended	138 Months Ended	148 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)			1.84%	[1]	2.01%
S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	4.15%			5.45%	[1]	5.32%
S&P Target Date 2010 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	4.54%			6.09%	[2]	5.87%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.48%	[3]	15.12%	[4]	14.29%
S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.48%	9.84%			11.22%	[5]	10.54%
S&P Target Date 2065+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.17%	10.43%	12.02%	[3]
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.15%	4.91%			6.65%	[6]	6.34%
S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.72%	5.35%			7.19%	[7]	6.81%
S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.98%	6.07%			8.02%	[4]	7.57%
S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.13%	7.07%			8.94%	[8]	8.41%
S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.80%	8.19%			9.92%	[9]	9.32%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.20%	9.18%			10.71%	[10]	10.06%
S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.56%	10.13%			11.51%	[11]	10.79%
S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	20.06%	10.27%			11.65%	[12]	10.91%
S&P Target Date 2060 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	19.94%	10.26%			11.74%	[13]	10.98%
T. Rowe Price Target 2005 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.43%	4.15%					5.84%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2005 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.31%	2.31%					4.30%
T. Rowe Price Target 2005 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.60%	2.56%					4.06%
T. Rowe Price Target 2005 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	10.59%	4.28%			6.20%		0.00%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2005 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.08%	3.86%					5.58%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2010 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.45%	4.24%					5.97%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2010 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.59%	2.37%					4.37%
T. Rowe Price Target 2010 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	2.65%					4.17%
T. Rowe Price Target 2010 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	10.71%	4.42%			6.36%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2010 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.26%	3.98%					5.70%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2015 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.78%	4.42%					6.19%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2015 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.76%	2.51%					4.56%
T. Rowe Price Target 2015 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.87%	2.80%					4.37%
T. Rowe Price Target 2015 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	10.89%	4.57%			6.61%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2015 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.46%	4.17%					5.91%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2020 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.02%	4.69%					6.59%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2020 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.71%	2.76%					4.99%
T. Rowe Price Target 2020 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.23%	3.02%					4.72%
T. Rowe Price Target 2020 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	11.17%	4.86%			7.11%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2020 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.67%	4.42%					6.31%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2025 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.41%	5.18%					7.19%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2025 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.16%	3.40%					5.72%
T. Rowe Price Target 2025 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.53%	3.49%					5.29%
T. Rowe Price Target 2025 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	5.34%			7.80%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2025 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.15%	4.91%					6.91%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2030 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.74%	5.88%					7.90%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2030 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.51%	4.28%					6.52%
T. Rowe Price Target 2030 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.48%	4.12%					5.94%
T. Rowe Price Target 2030 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.93%	6.04%			8.60%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2030 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.46%	5.60%					7.63%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2035 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.36%	6.63%					8.64%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2035 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.24%	5.24%					7.35%
T. Rowe Price Target 2035 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.56%	4.82%					6.61%
T. Rowe Price Target 2035 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.52%	6.81%			9.42%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2035 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.06%	6.36%					8.37%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2040 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	15.72%	7.30%					9.29%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2040 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.99%	6.08%					8.08%
T. Rowe Price Target 2040 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.29%	5.44%					7.22%
T. Rowe Price Target 2040 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	15.92%	7.49%			10.14%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2040 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	15.47%	7.04%					9.02%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2045 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	17.03%	8.07%					9.91%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2045 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.54%	6.97%					8.80%
T. Rowe Price Target 2045 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.00%	6.11%					7.80%
T. Rowe Price Target 2045 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	17.18%	8.26%			10.83%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2045 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	16.66%	7.79%					9.63%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2050 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.11%	8.70%					10.42%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2050 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.82%	7.67%					9.35%
T. Rowe Price Target 2050 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.62%	6.66%					8.26%
T. Rowe Price Target 2050 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	18.30%	8.88%			11.38%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2050 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	17.79%	8.42%					10.14%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2055 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.62%	9.05%					10.73%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2055 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.34%	8.07%					9.69%
T. Rowe Price Target 2055 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.94%	6.96%					8.55%
T. Rowe Price Target 2055 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	18.84%	9.25%			11.74%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2055 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.34%	8.78%					10.46%
Performance Inception Date									Aug. 20, 2013
T. Rowe Price Target 2060 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.88%	9.20%					10.87%
Performance Inception Date								Jun. 23, 2014
T. Rowe Price Target 2060 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.72%	8.25%					9.85%
T. Rowe Price Target 2060 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.03%	7.10%					8.68%
T. Rowe Price Target 2060 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	19.08%	9.40%			11.88%
Performance Inception Date					Feb. 26, 2016
T. Rowe Price Target 2060 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.59%	8.93%					10.58%
Performance Inception Date								Jun. 23, 2014
T. Rowe Price Target 2065 Fund-Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.85%	9.38%	11.20%
Performance Inception Date			Oct. 13, 2020
T. Rowe Price Target 2065 Fund-Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.74%	8.51%	10.28%
T. Rowe Price Target 2065 Fund-Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.98%	7.25%	8.74%
T. Rowe Price Target 2065 Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent	19.13%	9.59%	11.39%
Performance Inception Date			Oct. 13, 2020
T. Rowe Price Target 2065 Fund-Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	18.50%	9.10%	10.90%
Performance Inception Date			Oct. 13, 2020

[1]	Return since 2/26/16.
[2]	Return since 2/26/16.
[3]	Return since 10/13/20.
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